Jan. 30, 2025
Prospectus 1 [Member] | Putnam Government Money Market Fund
Fund Summary
Goal
The fund seeks as high a rate of current income as the Investment Manager (as defined below) believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Information about sales charge discounts is available from your financial professional and in the Appendix to the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prospectus 1 [Member] - Putnam Government Money Market Fund	Class A		Class C		Class G	Class P	Class R
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[1]	none	none	none
[1]	A deferred sales charge on class A and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. The rate of the deferred sales charge for class C shares will be determined based on the time between the original purchase of class C shares from the other Putnam fund(s) and date of redemption of shares from this fund.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus 1 [Member] - Putnam Government Money Market Fund		Class A	Class C	Class G	Class P	Class R
Management Fees (as a percentage of Assets)		0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	[1]	none	none	none	none	none
Other Expenses (as a percentage of Assets):		0.22%	0.22%	0.09%	0.09%	0.22%
Expenses (as a percentage of Assets)		0.49%	0.49%	0.36%	0.36%	0.49%
[1]	The fund’s Board of Trustees has determined to limit payments under the distribution and services (12b-1) plans in place with respect to class C and class R shares to 0.00% of average net assets.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Prospectus 1 [Member] - Putnam Government Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	50	157	274	616
Class C	150	157	274	616	50	157	274	616
Class G	37	116	202	456
Class P	37	116	202	456
Class R	50	157	274	616

Investments, risks, and performance

Investments

We invest at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. We invest mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g.,securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which we invest may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. We may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The accompanying bar chart and table provide some indication of the risks of investing in the fund.
www.franklintempleton.com
The fund’s past performance is not necessarily an indication of how the fund will perform in the future
Annual total returns for class A shares before sales charges
Best calendar quarter
Sep. 30, 2024
1.23%
Worst calendar quarter
Mar. 31, 2022
none

Average annual total returns after sales charges For periods ended 12/31/24
Average Annual Total Returns - Prospectus 1 [Member] - Putnam Government Money Market Fund		1 Year	5 Years	Since Inception [1]
Class A		4.86%	2.17%	1.62%
Class C	[2]	3.86%	2.17%	1.62%
Class G	[3]	5.01%	2.26%	1.72%
Class P		5.01%	2.26%	1.72%
Class R	[2]	4.86%	2.17%	1.62%
[1]	Since inception April 14, 2016.
[2]	Performance for class C and R shares before their inception (6/16/16) is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the expense waiver in effect at that time.
[3]	Performance for class G shares before their inception (8/30/16) is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the expense waiver in effect at that time. Class G shares had no assets or operations for the period from February 11, 2023 through September 10, 2023. The performance shown for class G shares for this period is derived from the historical performance of class P shares, which bear similar fees and expenses.

Prospectus 1 [Member] | Putnam Government Money Market Fund | Risk Lose Money [Member]
It is important to understand that you can lose money by investing in the fund.
Prospectus 1 [Member] | Putnam Government Money Market Fund | Risk Money Market Fund Price Fluctuates [Member]
The values of money market investments usually rise and fall in response to changes in interest rates.
Prospectus 1 [Member] | Putnam Government Money Market Fund | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus 1 [Member] | Putnam Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Prospectus 2 [Member] | Putnam Government Money Market Fund
Fund Summary
Goal
The fund seeks as high a rate of current income as the Investment Manager (as defined below) believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell Class I shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Prospectus 2 [Member] Putnam Government Money Market Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Prospectus 2 [Member] Putnam Government Money Market Fund Class I
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.36%

Example
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Prospectus 2 [Member] | Putnam Government Money Market Fund | Class I | USD ($)	37	116	202	456

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Investments, risks, and performance

Investments

We invest at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. We invest mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g.,securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which we invest may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. We may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of Class I shares. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The accompanying bar chart and table provide some indication of the risks of investing in the fund
The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Annual total returns for class I shares before sales charges
Best calendar quarter
Dec. 31, 2023
1.27%
Worst calendar quarter
Mar. 31, 2022
none

Average annual total returns after sales charges For periods ended 12/31/24
Average Annual Total Returns	1 Year	5 Years	Since Inception
Prospectus 2 [Member] | Putnam Government Money Market Fund | Class I	5.01%	2.26%	1.72%	[1]
[1]	Since inception April 14, 2016.

Prospectus 2 [Member] | Putnam Government Money Market Fund | Risk Lose Money [Member]
It is important to understand that you can lose money by investing in the fund.
Prospectus 2 [Member] | Putnam Government Money Market Fund | Risk Money Market Fund Price Fluctuates [Member]
The values of money market investments usually rise and fall in response to changes in interest rates
Prospectus 2 [Member] | Putnam Government Money Market Fund | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus 2 [Member] | Putnam Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.